Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 5, 2012
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGVX

Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Strategic Value Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Strategic Value Fund		Class A	Class B	Class C	Class I
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	0.75%	none
Other expenses (including shareholder services fees)		0.45%	0.58%	0.43%	0.35%
Total annual fund operating expenses		1.20%	2.08%	1.93%	1.10%
Fee waiver and/or expense reimbursement	[1]	(0.22%)	(0.18%)	(0.20%)	(0.37%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.98%	1.90%	1.73%	0.73%
[1]	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until at least December 31, 2013, so that the total annual fund operating expenses of Class A, Class B, Class C, and Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .98%, 1.90%, 1.73%, and .73%, respectively.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first and second years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Strategic Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	669	892	1,155	1,906
Class B	593	916	1,283	1,944
Class C	276	566	1,002	2,217
Class I	75	274	531	1,268

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Strategic Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	669	892	1,155	1,906
Class B	193	616	1,083	1,944
Class C	176	566	1,002	2,217
Class I	75	274	531	1,268

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

88.37% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund may invest up to 30% of its assets in foreign securities. The fund will focus on individual stock selection (a "bottom-up"

approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.

The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at

www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter

Q2, 2003: 19.26%

Worst Quarter

Q3, 2002: -23.95%

The year-to-date total return of the fund's Class A shares as of 9/30/11 was

-18.03%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class B, C and I shares, periods prior to May 31, 2001 reflect the performance of the fund's Class A shares adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted,

however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class B and C shares for such periods may have been lower.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Strategic Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	8.41%	1.91%	3.67%	Sep 29, 1995
Class A After Taxes on Distributions	Class A returns after taxes on distributions	8.30%	1.35%	3.11%	Sep 29, 1995
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	5.61%	1.54%	3.00%	Sep 29, 1995
Class B	Class B returns before taxes	9.91%	1.89%	3.87%	May 31, 2001
Class C	Class C returns before taxes	13.13%	2.37%	3.58%	May 31, 2001
Class I	Class I returns before taxes	15.29%	3.34%	4.40%	May 31, 2001
Russell 1000 Value Index	Russell 1000 Value Index reflects no deduction for fees, expenses or taxes	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2012
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
88.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.37%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first and second years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund may invest up to 30% of its assets in foreign securities. The fund will focus on individual stock selection (a "bottom-up"
approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2003: 19.26%
Worst Quarter
Q3, 2002: -23.95%

The year-to-date total return of the fund's Class A shares as of 9/30/11 was
-18.03%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class B, C and I shares, periods prior to May 31, 2001 reflect the performance of the fund's Class A shares adjusted to reflect each share class' applicable sales charge. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class B and C shares for such periods may have been lower.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.95%)
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Dreyfus Strategic Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Dreyfus Strategic Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	669
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,155
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	669
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	892
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,155
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,906
Annual Return 2001	rr_AnnualReturn2001	(2.50%)
Annual Return 2002	rr_AnnualReturn2002	(26.81%)
Annual Return 2003	rr_AnnualReturn2003	43.54%
Annual Return 2004	rr_AnnualReturn2004	17.59%
Annual Return 2005	rr_AnnualReturn2005	8.26%
Annual Return 2006	rr_AnnualReturn2006	19.96%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(36.01%)
Annual Return 2009	rr_AnnualReturn2009	24.83%
Annual Return 2010	rr_AnnualReturn2010	15.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1995
Dreyfus Strategic Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1995
Dreyfus Strategic Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1995
Dreyfus Strategic Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	593
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2001
Dreyfus Strategic Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	276
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,217
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,217
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2001
Dreyfus Strategic Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,268
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,268
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2001

[1]	The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until at least December 31, 2013, so that the total annual fund operating expenses of Class A, Class B, Class C, and Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .98%, 1.90%, 1.73%, and .73%, respectively.